Investment Strategy	May 31, 2026
Virtus Stone Harbor Emerging Markets Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments. As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Corporate Debt Investments” for this purpose to be debt instruments issued by corporations or other business organizations that are economically tied to an emerging market country, as well as derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Corporate Debt Investments. Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt instruments include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, and loans. Money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. ΩA corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country’s securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Derivatives instruments may be used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Fixed Income Securities. The futures or other derivatives the fund may utilize include, among others, those whose return is based on specific Emerging Markets Corporate Debt Investments or indices of such investments. Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The fund may use derivatives to a significant extent. The fund may also invest in sovereign debt securities. The fund’s investments may be denominated in non-U.S. currencies or in the U.S. dollar.

The fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The fund’s investments may include, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to the types of investments listed herein. The fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

Credit Quality. The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Corporate Debt Investments” for this purpose to be debt instruments issued by corporations or other business organizations that are economically tied to an emerging market country, as well as derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Corporate Debt Investments. Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt instruments include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, and loans. Money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments.
Virtus Stone Harbor Emerging Markets Debt Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities. As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Fixed Income Securities” for this purpose to include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans. Fixed income securities, are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. Money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Ω Emerging Markets Fixed Income Securities may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Derivatives instruments may be used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Fixed Income Securities. Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, forward currency contracts and other foreign currency transactions, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. Derivatives included in the 80% calculation are those that have economic characteristics of emerging markets fixed income securities. For purposes of the fund’s policy to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities, indirect exposure to such instruments through investments in mutual funds and exchange-traded funds (ETFs) that invest in them will be considered to be investments by the fund in Emerging Markets Fixed Income Securities. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

The subadviser has broad discretion to identify and invest in countries that it considers to be emerging securities markets. The fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Fixed Income Securities may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities and derivatives related to these types of securities. The fund seeks capital appreciation through country selection, sector selection and security selection.

Credit Quality. The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Fixed Income Securities” for this purpose to include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans. Fixed income securities, are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. Money market securities include bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities.
Virtus Stone Harbor Local Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Investments” for this purpose to include fixed income securities and derivative instruments

(including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans, as well as Emerging Markets Currencies themselves. Fixed income securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Ω Although under normal circumstances a significant portion of the fund’s investments will be denominated in Emerging Markets Currencies, Emerging Markets Investments may be denominated in non-Emerging Markets Currencies, including the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Derivatives instruments may be used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Fixed Income Securities. Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The fund may use derivatives to a significant extent.

The fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. The subadviser has broad discretion as to the specific emerging market countries in which the fund invests, and while the allocation to various markets will vary it is likely that the fund will often have 5% or more of its assets invested in one or more specific emerging markets countries. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

In selecting Emerging Markets Investments for investment, the subadviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market considerations.

The fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Investments” for this purpose to include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans, as well as Emerging Markets Currencies themselves. Fixed income securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments.